SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 30, 2012 Software	Dec. 30, 2012 Trademark	Dec. 30, 2012 Customer relationships	Dec. 30, 2012 Software and software development costs
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible assets			7 years	7 years	8 years	5 years
Capitalized computer software	$ 9,462	$ 11,644